OTHER INCOME	12 Months Ended
Dec. 31, 2025
Other Income and Expenses [Abstract]
OTHER INCOME
10.	OTHER INCOME

	For the years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Gain on sale of investment	—	1,105,998	—	—
Sundry income	172,832	—	—	—
Total	172,832	1,105,998	—	—